Schedule of Investments (unaudited) March 31, 2024	BlackRock LifePath® Dynamic 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 71.4%
BlackRock Advantage Emerging Markets Fund, Class K	1,221,733	$12,168,465
BlackRock Tactical Opportunities Fund, Class K	976,206	13,891,405
Diversified Equity Master Portfolio	$158,729,205	158,729,205
International Tilts Master Portfolio	$38,877,954	38,877,954
iShares Developed Real Estate Index Fund, Class K	971,377	9,150,368
iShares MSCI EAFE Small-Cap ETF(b)	201,125	12,737,246

		245,554,643

Fixed-Income Funds — 15.4%
BlackRock Diversified Fixed Income Fund, Class K	2,421,044	23,193,605
BlackRock High Yield Bond Portfolio, Class K	233,397	1,650,115
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	118,225	12,877,067
iShares TIPS Bond ETF(b)	142,746	15,332,348

		53,053,135

Security	Shares	Value

Money Market Funds — 17.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)	16,689,719	$16,696,395
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)	43,888,059	43,888,059

		60,584,454

Total Investments — 104.4% (Cost: $300,210,568)		359,192,232

Liabilities in Excess of Other Assets — (4.4)%		(15,045,225)

Net Assets — 100.0%		$344,147,007

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares/ Investment Value Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$11,704,207	$—		$—	$—	$464,258$	12,168,465	1,221,733	$—		$—

BlackRock Cash Funds: Institutional, SL Agency Shares	13,425,154	3,273,693	(a)	—	1,463	(3,915)	16,696,395	16,689,719	20,222	(b)	—

BlackRock Cash Funds: Treasury, SL Agency Shares	20,773,835	23,114,224	(a)	—	—	—	43,888,059	43,888,059	477,433		—

BlackRock Diversified Fixed Income Fund, Class K	16,521,897	6,942,415		—	—	(270,707)	23,193,605	2,421,044	243,923		—

BlackRock High Yield Bond Portfolio, Class K	2,757,888	550,387		(1,659,512)	72,566	(71,214)	1,650,115	233,397	42,227		—

BlackRock Tactical Opportunities Fund, Class K	12,973,772	—		—	—	917,633	13,891,405	976,206	—		—

Diversified Equity Master Portfolio	129,898,354	13,636,346	(a)(c)	—	7,321,446	7,873,059	158,729,205	$158,729,205	469,988		—

International Tilts Master Portfolio	33,467,117	3,460,826	(a)(c)	—	263,445	1,686,566	38,877,954	$38,877,954	216,891		—

iShares Developed Real Estate Index Fund, Class K	7,870,546	1,859,999		(532,000)	(119,992)	71,815	9,150,368	971,377	—		—

iShares iBoxx $ Investment Grade Corporate Bond ETF	13,082,778	—		—	—	(205,711)	12,877,067	118,225	92,430		—

iShares MSCI EAFE Small-Cap ETF	12,449,638	—		—	—	287,608	12,737,246	201,125	—		—

iShares TIPS Bond ETF	11,515,404	3,824,649		—	—	(7,705)	15,332,348	142,746	—		—

					$7,538,928	$10,741,687	$359,192,232		$1,563,114		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Ultra U.S. Treasury Bond	14	06/18/24	$1,806	$7,533
S&P/TSE 60 Index	34	06/20/24	6,734	102,691
E-mini Russell 2000 Index	101	06/21/24	10,837	229,845
Euro Stoxx 50 Index	64	06/21/24	3,487	78,689
MSCI EAFE Index	66	06/21/24	7,778	24,445
MSCI Emerging Markets Index	232	06/21/24	12,168	(114,462)
S&P 500 E-Mini Index	13	06/21/24	3,451	79,300
S&P 500 Micro E-Mini Index	132	06/21/24	3,504	80,283

				488,324

Short Contracts
U.S. Long Bond	16	06/18/24	1,927	(30,001)

				$458,323

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	838,000	USD	546,598	Morgan Stanley & Co. International PLC	06/20/24	$682

USD	40,706	EUR	37,000	Deutsche Bank AG	06/20/24	663

USD	142,524	JPY	20,729,000	Deutsche Bank AG	06/20/24	3,927

						5,272

AUD	14,923,303	USD	9,925,865	Nomura International PLC	06/20/24	(179,763)

CAD	474,000	USD	351,060	Bank of America N.A.	06/20/24	(732)

CAD	4,366,639	USD	3,248,024	Nomura International PLC	06/20/24	(20,690)

CAD	9,694,945	USD	7,211,309	Nomura International PLC	06/20/24	(45,882)

EUR	6,002,341	USD	6,603,400	Morgan Stanley & Co. International PLC	06/20/24	(107,331)

						(354,398)

						$(349,126)

OTC Total Return Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency
1-Day SOFR plus 0.38%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	5,263	$440,771	$—	$440,771
1-Day SOFR plus 0.40%, 5.34%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	1,137	91,943	—	91,943

									$532,714	$—	$532,714

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Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$47,947,484	$—	$—	$47,947,484
Fixed-Income Funds	53,053,135	—	—	53,053,135
Money Market Funds	60,584,454	—	—	60,584,454

	$161,585,073	$—	$—	161,585,073

Investments Valued at NAV(a)				197,607,159

				$359,192,232

Derivative Financial Instruments(b)
Assets
Equity Contracts	$516,564	$611,403	$—	$1,127,967
Foreign Currency Exchange Contracts	—	5,272	—	5,272
Interest Rate Contracts	7,533	—	—	7,533
Liabilities
Equity Contracts	(114,462)	—	—	(114,462)
Foreign Currency Exchange Contracts	—	(354,398)	—	(354,398)
Interest Rate Contracts	(30,001)	—	—	(30,001)

	$379,634	$262,277	$—	$641,911

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

Currency Abbreviation (continued)

EUR	Euro

JPY	Japanese Yen

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock LifePath® Dynamic 2040 Fund

Currency Abbreviation (continued)

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

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